Annual Total Returns [BarChart] - iShares iBonds Dec 2021 Term Muni Bond ETF - iShares iBonds Dec 2021 Term Muni Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	(0.07%)
Annual Return 2017	2.16%
Annual Return 2018	1.36%
Annual Return 2019	2.86%
Annual Return 2020	1.34%